Employees and Personnel Costs - Average Number of Employees (Details) - item	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employees and Personnel Costs
Average Number of Employees	23	14
Percentage of Male Employees	57.00%	43.00%
Parent Company
Employees and Personnel Costs
Average Number of Employees	16	13
Percentage of Male Employees	44.00%	38.00%
Parent Company | Sweden
Employees and Personnel Costs
Average Number of Employees	16	13
Percentage of Male Employees	44.00%	38.00%
Subsidiaries
Employees and Personnel Costs
Average Number of Employees	7	1
Percentage of Male Employees	86.00%	100.00%
Subsidiaries | Switzerland
Employees and Personnel Costs
Average Number of Employees	2
Percentage of Male Employees	50.00%
Subsidiaries | USD
Employees and Personnel Costs
Average Number of Employees	5	1
Percentage of Male Employees	100.00%	100.00%